Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016
Variable Interest Entity [Line Items]
Net liabilities of VIEs	$ 16,490	¥ 114,500
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No
Exchange rate used for conversion of financial statements from RMB to US dollar			6.9430
Beijing Perusal
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 460,450	3,200,000
Equity pledge agreement expiration period	2 years
Baidu Pay
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 31,210	216,720
Equity pledge agreement expiration period	2 years
Baidu Netcom
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 128,190	¥ 890,000
Equity pledge agreement expiration period	2 years